Business and Summary of Significant Accounting Policies - Bank-owned life insurance (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Description and Accounting Policies [Abstract]
Bank-owned life insurance	$ 5,680,000	$ 6,557,000	$ 3,982,000
Liabilities associated with bank-owned life insurance		$ 457,000	$ 458,000